Concentration, Geographic (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues [Member] | Customer one [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	5.80%	8.60%
Revenues [Member] | Customer two [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	5.40%	2.60%
Revenues [Member] | Customer three [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	4.60%	2.40%
Revenues [Member] | Customer four [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	4.40%	2.40%
Accounts Receivable [Member] | Customer one [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	12.70%	56.00%
Accounts Receivable [Member] | Customer two [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	12.20%	13.60%
Accounts Receivable [Member] | Customer three [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	11.20%	13.00%
Accounts Receivable [Member] | Customer four [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	10.30%	13.00%